Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

Note 12 - Related Parties Balances and Transactions

A.	Balances with Related Parties:

The following Related Party payables are included in the consolidated Balance Sheets:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
Employee and related expenses	490	891
Accrued expenses	74	58
	564	949

On September 19, 2022, the Company entered into a share purchase agreement with the Company's Co- Founders, see Note 8B(4).

B.	Transactions with Related Parties:

The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	2,795	2,409	1,255
Share-based payments	1,304	2,466	1,775
Professional Services	258	231	244
Research and development	36	36	36

	4,393	5,142	3,310